Employee Benefits - Summary of Information Regarding PEMEX's Retirement and Post-Employment Benefits (Detail) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Changes in the liability for defined benefits
Defined benefit obligations at the beginning of the year		$ 1,535,168,086
Plan assets at the beginning of year		2,438,724
Current Service cost	[1]	41,135,899	$ 22,742,631
Actuarial losses (gains) in other comprehensive results due to:
Change in financial assumptions	[2]	(266,985,561)	77,094,827
Change in demographic assumptions	[1]	44,085,779	(18,581,935)
For experience during the year	[3]	2,581,184	(41,069,054)
Pension plan assets at the end of year		2,289,697	2,438,724
Defined benefit liabilities at end of year		1,384,071,648	1,535,168,086
Plan assets [member]
Changes in the liability for defined benefits
Defined benefit obligations at the beginning of the year		1,519,084,202	1,441,356,415
Plan assets at the beginning of year		2,438,724	2,585,007
Return on plan assets		294,713	262,273
Current Service cost		21,151,945	20,793,204
Payments by the pension fund		(64,623,601)	(63,204,515)
Past service costs		34,573	0
Company contributions to the fund		64,127,697	62,928,670
Actuarial (gains) losses in plan assets		52,164	(32,531)
Actuarial losses (gains) in other comprehensive results due to:
Adjustment to the Defined Contribution Plan	[4]	0	(100,180)
Pension plan assets at the end of year		2,289,697	2,438,724
Defined benefit liabilities at end of year		1,373,548,493	1,519,084,202
Retirement And Post Employment Benefits [member]
Changes in the liability for defined benefits
Defined benefit obligations at the beginning of the year		1,516,671,029	1,438,849,732
Past service costs		34,573	0
Net interest		104,524,369	105,699,575
Liquidation Event Loss		49,032	0
Defined benefits paid by the fund		(6,608,749)	(5,168,608)
Actuarial losses (gains) in other comprehensive results due to:
Change in financial assumptions	[5]	(266,985,561)	77,094,827
Change in demographic assumptions	[5]	44,085,779	(18,581,935)
For experience during the year		2,581,184	(41,069,054)
Assets of the plan during the year	[5]	(52,166)	32,531
Contributions paid to the fund	[5]	(64,127,697)	(62,928,670)
Defined benefit liabilities at end of year		$ 1,371,307,692	$ 1,516,671,029

[1]	The variation between 2021 and 2020 is mainly the result of the contractual review, in which the retirement requirements are maintained.
[2]	Variations in financial assumptions are due to the increase in the discount rate from 7.08% in 2020 to 8.46% in 2021.
[3]	The variation in this assumption depends on factors that changes from year to year. One of these factors is the estimated increase in employee benefits, from 3.62% in 2020 to 5.81% in 2021.
[4]	The concepts come from the valuation of PMI´s liabilities.
[5]	The amount of actuarial losses corresponding to retirement and post-employment benefits recognized in other comprehensive income net of deferred income tax for Ps. 205,401,008 generated in the period from January to December 2021 correspond mainly to the increase in the discount rate from 7.08% in 2020 to 8.46% in 2021. Additionally, changes in the population, age, seniority, salary, pensions and benefits had an impact on the results.